Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory
The Company's significant components of inventory at December 31, 2015 and 2014 were as follows (in thousands):

	December 31, 2015	December 31, 2014
Raw materials and parts	$148,372	$153,768
Work in process	38,381	50,913
Finished goods	315,256	286,290
Gross inventories	502,009	490,971
Inventory reserve	(77,888)	(29,456)
Inventories	$424,121	$461,515

Schedule of Inventory Reserve
The change in the amounts of the inventory reserve during the three year period ended December 31, 2015 is as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2013	$21,125	$10,093	$(4,799)	$26,419
December 31, 2014	26,419	8,171	(5,134)	$29,456
December 31, 2015	29,456	51,917	(3,485)	$77,888